COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	Sep. 30, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Unrecognized Tax benefits	$ 112,652